May 30, 2025

BY Edgar

Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re:	Versus Capital Infrastructure Income Fund (Registration Nos. 333-238296 and 811-23569)

Ladies and Gentlemen:

On behalf of Versus Capital Infrastructure Income Fund (the “Fund”), a Massachusetts business trust, we are filing today, pursuant to Rule 486(a) under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), by electronic submission via EDGAR, Post-Effective Amendment No. 3 under the 1933 Act and Amendment No. 7 under the 1940 Act (the “Amendment”) to the Fund’s Registration Statement on Form N-2. Pursuant to Rule 486(a) under the 1933 Act, it is proposed that the Registration Statement become effective on July 29, 2025.

The Amendment is being filed for the purpose of bringing the financial statements up to date and making certain other changes to the Fund’s Prospectus and Statement of Additional Information.

Please direct any questions or comments on the enclosed to the attention of Sarah Clinton of Ropes & Gray LLP at (617) 951-7375. Thank you for your attention in this matter.

Very truly yours,

/s/ Jillian Varner
Jillian Varner
Secretary of the Fund

cc:	David C. Sullivan, Ropes & Gray LLP
Sarah Clinton, Ropes & Gray LLP